Janus Investment Fund

Janus Government Money Market Fund
Janus Money Market Fund

Supplement dated May 28, 2010
to Currently Effective Prospectuses

The following information is intended to assist you in understanding changes to various policies and guidelines of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund” and together, the “Funds”) in response to amendments made to rules related to money market funds that were recently adopted by the Securities and Exchange Commission (“SEC”). The changes that the Funds are implementing immediately are described below and replace and/or supplement the corresponding section of the Funds’ Prospectus as indicated.

The following replaces the third bullet point under “Principal Investment Strategies” for each Fund referencing that the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less:

•	maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less.

The following information is added to the “Money Market Funds Additional Investment Strategies and General Portfolio Policies” section. Each Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

Liquidity

•	Daily liquidity. Each Fund will invest at least 10% of its total assets in cash (including demand deposits), direct obligations of the U.S. Government and/or securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.

•	Weekly liquidity. Each Fund will invest at least 30% of its assets in cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

•	Each Fund will limit its investments in illiquid securities to 5% or less of its total assets.

The following information is added following the “Redemptions In-Kind” section in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital):

     Suspension of Redemptions

In the event that the Money Market Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds and liquidating the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Government Money Market Fund
Janus Money Market Fund

Supplement dated May 28, 2010
to Currently Effective Statement of Additional Information

The following information is intended to assist you in understanding changes to various policies and guidelines of Janus Government Money Market Fund and Janus Money Market Fund (each, a “Fund” and together, the “Funds”) in response to amendments made to rules related to money market funds, in particular Rule 2a-7, that were recently adopted by the Securities and Exchange Commission (“SEC”). The changes that the Funds are implementing immediately are described below and replace and/or supplement the corresponding section of the Funds’ Statement of Additional Information (“SAI”) as indicated. Unless otherwise noted as requiring shareholder approval, the Funds may change policies from time to time in response to changes in law and regulations without shareholder approval.

The following replaces the second (2) nonfundamental investment restriction under “Investment Policies and Restrictions Applicable to the Funds” relating to illiquid securities. The limit on investments in illiquid securities is changed from 10% of a Fund’s net assets to 5% of a Fund’s total assets.

(2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 5% of its total assets would be invested in securities, including repurchase agreements, which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the Fund (“illiquid securities”). The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

References to a Fund maintaining a dollar-weighted average portfolio maturity of 90 days or less under “Investment Strategies and Risks” is deleted and replaced as follows:

In addition, each Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less.

Corresponding information under “Investment Strategies and Risks” relating to a Fund’s investments in first-tier and second-tier securities is deleted and replaced as follows:

Pursuant to Rule 2a-7, each Fund will generally invest at least 97% of its total assets in “first-tier” securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in “second-tier” securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) 1/2 of 1% of its total assets in second-tier securities issued by any single issuer or (ii) 3% of its total assets in second-tier securities. Immediately after the acquisition of any demand feature or guarantee that is a second-tier security, a Fund cannot have invested more than 2.5% of its total assets in securities issued by or subject to the demand features or guarantees from the entity that issued the demand feature or guarantee. The Funds also cannot purchase second-tier securities with a remaining maturity of more than 45 days.

Information under “Repurchase and Reverse Repurchase Agreements” regarding a 10% limit on certain types of investments deemed illiquid is deleted and changed to 5% as follows:

Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid securities.

The following replaces the corresponding statement under “Net Asset Value Determination,” which references that each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

(i) will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less.

The following is added as the last paragraph in the “Redemption of Shares” section:

In the event that the Funds’ Trustees determine that a deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in a material dilution or other unfair results to the Fund’s shareholders, the Trustees will take such action as they deem appropriate including, but not limited to, suspending redemptions and the payment of redemption proceeds and liquidating the Fund.

In addition, the following replaces the first paragraph in its entirety under “Custodian, Transfer Agent, and Certain Affiliations”:

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the Funds’ custodian. The custodian holds the Funds’ assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Smart Portfolio — Growth
Janus Smart Portfolio — Moderate
Janus Smart Portfolio — Conservative

Supplement dated May 28, 2010
to Currently Effective Statement of Additional Information

The following information is intended to assist you in understanding changes to various policies and guidelines applicable to underlying affiliated money market funds (each a “money market fund” or “underlying money market fund” and together, the “money market funds” or “underlying money market funds”) in which the Smart Portfolios (the “Portfolios”) may invest. These changes are being implemented in response to amendments made to rules related to money market funds, in particular Rule 2a-7, that were recently adopted by the Securities and Exchange Commission (“SEC”). The changes that the money market funds are implementing immediately are described below and replace and/or supplement the corresponding section of the Portfolios’ Statement of Additional Information (“SAI”) as indicated. Unless otherwise noted as requiring shareholder approval, certain changes to policies may be made from time to time in response to changes in law and regulations without shareholder approval.

The following replaces the second sentence under “Illiquid Investments” found in the Investment Strategies and Risks of the Underlying Funds section. The limit on investments in illiquid securities is changed from 10% of a money market fund’s net assets to 5% of a money market fund’s total assets.

Money market funds may only invest up to 5% of their total assets in illiquid securities.

References to a money market fund maintaining a dollar-weighted average portfolio maturity of 90 days or less under “Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund” is deleted and replaced as follows:

In addition, an underlying money market fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less.

The following replaces the third paragraph under “Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund” in its entirety:

Pursuant to Rule 2a-7, an underlying money market fund will generally invest at least 97% of its total assets in “first-tier” securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, an underlying money market fund may invest in “second-tier” securities, which are eligible securities that are not first-tier securities. However, an underlying money market fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) 1/2 of 1% of its total assets in second-tier securities issued by any single issuer or (ii) 3% of its total assets in second-tier securities. Immediately after the acquisition of any demand feature or guarantee that is a second-tier security, an underlying money market fund cannot have invested more than 2.5% of its total assets in securities issued by or subject to the demand features or guarantees from the entity that issued the demand feature or guarantee. The underlying money market funds also cannot purchase second-tier securities with a remaining maturity of more than 45 days.

Information under “Repurchase and Reverse Repurchase Agreements” found in the Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund section regarding a 10% limit on certain types of investments deemed illiquid is deleted and changed to 5% as follows:

Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid securities.

In addition, the following replaces the first sentence of the first paragraph in its entirety under “Custodian, Transfer Agent, and Certain Affiliations,” and the second paragraph is deleted in its entirety.

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios, the underlying funds, and an affiliated cash management pooled investment vehicle.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Modular Portfolio Construction Fund

Supplement dated May 28, 2010
to Currently Effective Statement of Additional Information

The following information is intended to assist you in understanding changes to various policies and guidelines applicable to underlying affiliated money market funds (each a “money market fund” or “underlying money market fund” and together, the “money market funds” or “underlying money market funds”) in which Janus Modular Portfolio Construction Fund (the “Fund”) may invest. These changes are being implemented in response to amendments made to rules related to money market funds, in particular Rule 2a-7, that were recently adopted by the Securities and Exchange Commission (“SEC”). The changes that the money market funds are implementing immediately are described below and replace and/or supplement the corresponding section of the Fund’s Statement of Additional Information (“SAI”) as indicated. Unless otherwise noted as requiring shareholder approval, certain changes to policies may be made from time to time in response to changes in law and regulations without shareholder approval.

The following replaces the second sentence under “Illiquid Investments” found in the Investment Strategies and Risks of the Underlying Funds section. The limit on investments in illiquid securities is changed from 10% of a money market fund’s net assets to 5% of a money market fund’s total assets.

Money market funds may only invest up to 5% of their total assets in illiquid securities.

References to a money market fund maintaining a dollar-weighted average portfolio maturity of 90 days or less under “Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund” is deleted and replaced as follows:

In addition, an underlying money market fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less.

The following replaces the third paragraph under “Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund” in its entirety:

Pursuant to Rule 2a-7, an underlying money market fund will generally invest at least 97% of its total assets in “first-tier” securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, an underlying money market fund may invest in “second-tier” securities, which are eligible securities that are not first-tier securities. However, an underlying money market fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) 1/2 of 1% of its total assets in second-tier securities issued by any single issuer or (ii) 3% of its total assets in second-tier securities. Immediately after the acquisition of any demand feature or guarantee that is a second-tier security, an underlying money market fund cannot have invested more than 2.5% of its total assets in securities issued by or subject to the demand features or guarantees from the entity that issued the demand feature or guarantee. The underlying money market funds also cannot purchase second-tier securities with a remaining maturity of more than 45 days.

Information under “Repurchase and Reverse Repurchase Agreements” found in the Investment Strategies and Risks Applicable only to an Affiliated Underlying Money Market Fund section regarding a 10% limit on certain types of investments deemed illiquid is deleted and changed to 5% as follows:

Repurchase agreements that mature in more than seven days are subject to the 5% limit on illiquid securities.

In addition, the following replaces the first sentence of the first paragraph in its entirety under “Custodian, Transfer Agent, and Certain Affiliations,” and the second paragraph is deleted in its entirety.

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund, the underlying funds, and an affiliated cash management pooled investment vehicle.

Please retain this Supplement with your records.